EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (Details Narrative) - USD ($)		12 Months Ended
	May 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Common shares issued for cash		$ 420,302
Stock compensation expense		$ 400,000	$ 0
Sale of Stock, Number of Shares Issued in Transaction		3,435,000
Proceeds from Issuance of Common Stock		$ 420,293
Equity Purchase Agreement and Registration Rights Agreement [Member]
Sale of Stock, Number of Shares Issued in Transaction		3,435,000
Equity Purchase Agreement and Registration Rights Agreement [Member] | Minimum [Member]
Sale of Stock, Price Per Share		$ 0.09
Equity Purchase Agreement and Registration Rights Agreement [Member] | Maximum [Member]
Sale of Stock, Price Per Share		$ 0.23
Proceeds from Issuance of Common Stock		$ 420,000
Equity Purchase Agreement and Registration Rights Agreement [Member] | Peak One Opportunity Fund, L.P [Member]
Common shares issued issued for cash, shares	250,000	250,000
Common shares issued for cash	$ 10,000,000
Lessor, operating lease, description	The minimum amount that the Company shall be entitled to put to the Investor in each put notice is $20,000 and the maximum amount is up to the lesser of $1.0 million or two hundred fifty percent (250%) of the average daily trading volume of the Company’s Common Stock defined as the average trading volume of the Company’s Common Stock in the ten (10) days preceding the date on the put notice multiplied by the lowest closing bid price in the ten (10) immediately preceding the date of the put notice. Pursuant to the Equity Purchase Agreement, the Investor will not be permitted to purchase, and the Company may not put shares of the Company’s Common Stock to the Investor that would result in the Investor’s beneficial ownership of the Company’s outstanding Common Stock exceeding 4.99%. The price of each put share shall be equal to ninety one percent (91%) of the market price, which is defined as the lesser of (i) closing bid price of the Common stock on the trading date immediately preceding the respective put date, or (ii) the lowest closing bid price of the Common Stock during the seven (7) trading days immediately following the clearing date associated with the applicable put notice
Stock compensation expense		$ 70,000
Equity Purchase Agreement and Registration Rights Agreement [Member] | Peak One Opportunity Fund, L.P [Member] | Minimum [Member]
Lease obligation incurred	$ 20,000
Equity Purchase Agreement and Registration Rights Agreement [Member] | Peak One Opportunity Fund, L.P [Member] | Maximum [Member]
Lease obligation incurred	$ 1,000,000.0